Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income:
Loans, including fees		$ 68,123	$ 63,132	$ 68,954
Investment securities		6,267	9,018	7,710
Overnight funds sold and due from FRB		157	193	238
Interest-bearing deposits in other banks		1	0	1
Total interest income		74,548	72,343	76,903
Deposits:
Demand		2,775	2,667	2,156
Savings		54	31	36
Time deposits:
Less than $100		3,808	3,351	3,592
$100 or more		3,901	3,212	3,563
Interest on deposits		10,538	9,261	9,347
Federal Home Loan Bank borrowings		680	1,531	1,910
Other borrowings		1,715	1,506	2,145
Total interest expense		12,933	12,298	13,402
Net interest income		61,615	60,045	63,501
Provision for loan losses		600	218	1,000
Net interest income after provision for loan losses		61,015	59,827	62,501
Noninterest Income:
Mortgage banking revenue		19,969	11,389	15,832
Service charges on deposit accounts		4,989	4,703	5,014
Income from bank-owned life insurance		1,245	4,110	3,312
Gain on sale of investment securities available for sale	[1]	238	306	781
Visa check card income		2,652	2,635	2,556
Other		2,543	3,650	3,820
Total noninterest income		31,636	26,793	31,315
Noninterest Expense:
Salaries and employee benefits		46,327	38,930	41,223
Professional and consultant fees		3,798	6,108	5,786
Occupancy		7,085	6,476	9,092
FDIC insurance		1,765	2,366	4,762
Data processing		5,548	4,610	4,198
Problem loan and repossessed asset costs		1,486	1,788	2,429
Impairments and gains and losses on sales of other real estate owned and repossessed asset, net		5,140	2,045	3,558
Impairments and gains and losses on sales of premises and equipment, net		4,348	112	2,245
Equipment		1,392	1,726	1,730
Directors' and regional board fees		1,183	1,591	1,493
Advertising and marketing		1,556	1,513	1,431
Other		10,639	9,549	10,204
Total noninterest expense		90,267	76,814	88,151
Income before provision for income taxes		2,384	9,806	5,665
Provision for income taxes (benefit) - current		147	6	(90)
Provision for income taxes (benefit) - deferred		(92,459)	0	0
Net income		94,696	9,800	5,755
Net income attributable to non-controlling interest		1,741	471	1,679
Net income attributable to Hampton Roads Bankshares, Inc.		$ 92,955	$ 9,329	$ 4,076
Per Share:
Cash dividends declared (in dollars per share)		$ 0	$ 0	$ 0
Basic and diluted income per share (in dollars per share)		$ 0.54	$ 0.05	$ 0.02

[1]	Includes $238, $306, and $781 accumulated other comprehensive income reclassifications for unrealized net gains on available for sale securities for the years ended December 21, 2015, 2014, and 2013, respectively.